Share-based compensation - Restricted stock units (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted stock (in units)
Outstanding, beginning balance	36,520	25,520	26,840
Granted		36,520	25,520
Restrictions lapsed		(25,520)	(26,840)
Outstanding, ending balance		36,520	25,520
Fair Value (Per unit)
Fair value, units outstanding, beginning	$ 12.60	$ 5.87	$ 5.49
Fair value, units granted		12.60	5.87
Fair value, units restrictions lapsed		5.87	5.49
Fair value, units outstanding, ending		$ 12.60	$ 5.87
Unrecognized compensation expense, RSUs	$ 31.1
Restricted stock units
Restricted stock (in units)
Outstanding, beginning balance	36,520
Granted	1,262,308
Outstanding, ending balance	1,291,056	36,520
Fair Value (Per unit)
Fair value, units outstanding, beginning	$ 12.60
Fair value, units granted	26.00
Fair value, units outstanding, ending	$ 25.62	$ 12.60
Vesting period		1 year
Percentage of RSUs that vest		100.00%
Unrecognized compensation expense, RSUs		$ 0.4
Weighted average period over which unrecognized compensation expense would be recognized	3 years 9 months 18 days